Warrants	12 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Note 17 - Warrants

On December 21, 2012, the company issued 4,000,000 public warrants to the shareholder in connection with the Public Offering. Each class A share will be entitled to one public warrant. Each public warrant entitles the holders to purchase from the Company one ordinary shares at an exercise price of $10.00 commencing on the later of (a) December 18, 2013 and (b) the consolidation of each series of the Company’s ordinary shares into one class of ordinary shares and will expire on the earlier of December 18, 2017 and the date of the Company’s dissolution and liquidation of the Trust Account, unless such public warrant are earlier redeemed.

The public warrants may be redeemed by the Company at a price of $0.01 per public warrant in whole but not in part upon 30 days prior written notice after the public warrants become exercisable, only in the event that the last sale price of the ordinary shares is at least $15.00 per share for any 20 trading days within a 30 trading day period ending on the third business day prior to the date on which notice of redemption is given. In the event that there is no effective registration statement or prospectus covering the ordinary shares issuable upon exercise of the public warrants, holders of the public warrants may elect to exercise them on a cashless basis by paying the exercise price by surrendering their public warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of shares underlying the redeemable warrants, multiplied by the difference between the exercise price of the public warrants and the “fair market value” by (y) the fair market value. The “fair market value” means the average reported last sale price of our ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the public warrants notice is sent to the warrant agent. The Company would receive additional proceeds to the extent the redeemable warrants are exercised on a cashless basis.

In connection with the Private Placement, on December 21, 2012, the founders (CIS Acquisition Holding Co Ltd) and certain of their designees purchased 4,500,000 warrants (the “Placement Warrants”) at a price of $0.75 per warrants for an aggregate purchase price of $3,375,000. The Placement warrants are identical to the public warrants, except that the Placement warrants are (i) subject to certain transfer restrictions described below, (ii) cannot be redeemed by the Company, and (iii) may be exercised during the applicable exercise period, on a for cash or cashless basis, at any time after the consolidation of each series of the Company’s ordinary shares into one class of ordinary shares after consummation of an Acquisition Transaction or post-acquisition tender offer, as the case may be, even if there is not an effective registration statement relating to the shares underlying the Placement warrants, so long as such warrants are held by the founders or their designees, or their affiliates. Notwithstanding the foregoing, if the Placement warrants are held by the holders other than the founders or their permitted transferees, the Placement warrants will only be exercisable by the holders on the same basis as the public warrants included in the units being sold in the Public offering.

As of June 30, 2016, there were 6,175,570 Public warrants outstanding. The Company has referring to the market price of Public warrants to valuation for all the outstanding warrants as at June 30, 2016. The fair value of the Public warrants is $679,312.